Shareholders' Equity (Details 4) (Share options, USD $)				12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Range of Exercise Prices $1.50 - $23.17 Y	Dec. 31, 2011 Range of Exercise Prices $24.23 - $30.35 Y	Dec. 31, 2011 Range of Exercise Prices $33.29 - $33.29 Y	Dec. 31, 2011 Range of Exercise Prices $33.68 - $49.95 Y
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)				$ 1.50	$ 24.23	$ 33.29	$ 33.68
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)				$ 23.17	$ 30.35	$ 33.29	$ 49.95
Options Outstanding (in shares)	780,000	1,021,000	1,579,000	185,000	204,000	211,000	180,000
Weighted Average Exercise Price (in dollars per share)	$ 30.42	$ 29.34	$ 27.30	$ 20.93	$ 25.94	$ 33.29	$ 41.86
Options Exercisable (in shares)	744,000	858,000		185,000	204,000	186,000	169,000
Weighted Average Exercise Price (in dollars per share)	$ 30.17	$ 28.19		$ 20.93	$ 25.94	$ 33.29	$ 41.94
Weighted Average Remaining Contractual Life (in years)	2.08	3.06	3.68	1.19	2.61	2.21	2.25